Subsequent events	12 Months Ended
Mar. 31, 2020
Subsequent events
Subsequent events

16.Subsequent events

On April 22, 2020, our initial shareholders approved a consolidation and increase of share capital such that the authorized share capital of the company consists of $75,000 divided into 500,000,000 ordinary shares of $0.00015 par value each, resulting in an aggregate of 12,000,000 ordinary shares outstanding. On May 29, 2020, our shareholders approved a consolidation and increase of share capital such that the authorized share capital of the company consists of $100,000 divided into 500,000,000 ordinary shares of $0.0002 par value each, resulting in an aggregate of 9,000,000 ordinary shares outstanding.

On July 27, 2020, the Company closed its initial public offering of 3,000,000 ordinary shares, US$0.0002 par value per share at an offering price of $5.00 per share, for a total of $15,000,000 in gross proceeds. The Company raised total net proceeds of $13,357,409 after deducting underwriting discounts and commission, offering expenses and other related costs.

The Group has evaluated subsequent events through the issuance of the consolidated financial statements and noted that there are no other subsequent events.